PROVISION FOR LEGAL CLAIM	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
PROVISION FOR LEGAL CLAIM

19.	PROVISION FOR LEGAL CLAIM

On July 13, 2022, David Thomson, a former independent contractor, filed a lawsuit against VTU, Cyberlab LLC, and two directors/officers of the Company in Los Angeles Superior Court. The claim alleged violations of various sections of the California Corporations code, breach of contract, breach of the implied covenant of good faith and fair dealing, and unjust enrichment. Plaintiff claimed as much as $5,000,000 in damages, subject to proof.

On September 1, 2022, the Company filed an answer denying any wrongdoing, and also made its own counterclaim against Mr. Thomson. The cross-claims against David Thomson included: (i) misappropriation of trade secrets; (ii) breach of contract; (iii) violation of the California Computer Data Access and Fraud Act

(“CDAFA”); and (iv) violation of the Economic Espionage Act, along with three additional cross-claims (alleging violation of the Computer Fraud and Abuse Act, conversion, violation of the Stored Communications Act, respectively) that were subsequently dismissed by the Court. The Company, for its part, sought to recover both compensatory and punitive damages from Mr. Thomson, as well as restitution of any ill-gotten gains and an award of reasonable attorneys’ fees.

The arbitration was conducted for a total of 13 days over a period from February 5 through April 3, 2024, via a single arbitrator at the American Arbitration Association. The CDAFA claim was dismissed by the Arbitrator, but the claims for trade secret misappropriation, breach of contract and unjust enrichment were allowed to move forward.

A final arbitration award was issued on May 17, 2024. It imposed liability against: (i) Verses Technologies USA, Inc. (VTU), a subsidiary of the Company, jointly and severally with Cyberlab, LLC (a company owned by the Company’s president, Dan Mapes), in the amount of $6,307,258, inclusive of interest; and (ii) Cyberlab, VTU and its principals, Gabriel René and Daniel Mapes, jointly and severally, for damages in the amount of $1,900,000, interest of $709,973, costs of $64,303 and the fees of plaintiff’s counsel totaling $920,231. To resolve their part of joint and several liability, Mr. René and Mr. Mapes are working toward satisfying the portion of the award that applies to them as individuals, including $1,666,000 proceeds from insurance. The remaining liability belongs to VTU, a subsidiary of the Company. Initial good faith payments of $1,791,000 have been made to the claimant. However, the likelihood of a favourable or unfavourable outcome, or an estimate of the amount or range of potential loss, which is isolated to VTU and Cyberlab, is not reasonably foreseeable at this time.

On January 24, 2025, Mr. Thompson filed a Petition to Confirm the Arbitration Award with the Los Angeles Superior Court. This is a necessary “first step” that must be undertaken before an arbitration award can be converted into an enforceable judgment. A hearing on the Petition was set for April 29, 2025. On May 8, 2025, the Petition was confirmed for the amounts listed below, including interest from the date of the Arbitration Award.

A reconciliation of the legal claim provision is provided in the table below:

	June 30, 2025	March 31, 2025
Beginning of the year	8,948,085	9,921,298
Payments in the year	-	(1,791,000)
Interest	223,089	817,787
Balance, end of the period	9,171,174	8,948,085

22. PROVISION FOR LEGAL CLAIM

On July 13, 2022, David Thomson, a former independent contractor, filed a lawsuit against VTU, Cyberlab LLC, and two directors/officers of the Company in Los Angeles Superior Court. The claim alleged violations of various sections of the California Corporations code, breach of contract, breach of the implied covenant of good faith and fair dealing, and unjust enrichment. Plaintiff claimed as much as $5,000,000 in damages, subject to proof.

On September 1, 2022, the Company filed an answer denying any wrongdoing, and also made its own counterclaim against Mr. Thomson. The cross-claims against David Thomson included: (i) misappropriation of trade secrets; (ii) breach of contract; (iii) violation of the California Computer Data Access and Fraud Act (“CDAFA”); and (iv) violation of the Economic Espionage Act, along with three additional cross-claims (alleging violation of the Computer Fraud and Abuse Act, conversion, violation of the Stored Communications Act, respectively) that were subsequently dismissed by the Court. The Company, for its part, sought to recover both compensatory and punitive damages from Mr. Thomson, as well as restitution of any ill-gotten gains and an award of reasonable attorneys’ fees.

The arbitration was conducted for a total of 13 days over a period from February 5 through April 3, 2024, via a single arbitrator at the American Arbitration Association. The CDAFA claim was dismissed by the Arbitrator, but the claims for trade secret misappropriation, breach of contract and unjust enrichment were allowed to move forward.

A final arbitration award was issued on May 17, 2024. It imposed liability against: (i) Verses Technologies USA, Inc. (VTU), a subsidiary of the Company, jointly and severally with Cyberlab, LLC (a company owned by the Company’s president, Dan Mapes), in the amount of $6,307,258, inclusive of interest; and (ii) Cyberlab, VTU and its principals, Gabriel René and Daniel Mapes, jointly and severally, for damages in the amount of $1,900,000, interest of $709,973, costs of $64,303 and the fees of plaintiff’s counsel totaling $920,231. To resolve their part of joint and several liability, Mr. René and Mr. Mapes are working toward satisfying the portion of the award that applies to them as individuals, including $1,666,000 proceeds from insurance. The remaining liability belongs to VTU, a subsidiary of the Company. Initial good faith payments of $1,791,000 have been made to the claimant. However, the likelihood of a favourable or unfavourable outcome, or an estimate of the amount or range of potential loss, which is isolated to VTU and Cyberlab, is not reasonably foreseeable at this time.

On January 24, 2025, Mr. Thompson filed a Petition to Confirm the Arbitration Award with the Los Angeles Superior Court. This is a necessary “first step” that must be undertaken before an arbitration award can be converted into an enforceable judgment. A hearing on the Petition is currently set for April 29, 2025. On May 8, 2025, the Petition was confirmed for the amounts listed below, including interest from the date of the Arbitration Award. Settlement discussions are ongoing.

Arbitration award amount	9,921,298
Payments in the year	(1,791,000)
Interest	817,787
Balance, end of the year	8,948,085

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)